6. Property And Equipment,Net (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipmentnet Tables
Property and equipment

Property and equipment included in the consolidated balance sheets as of December 31, 2011 and 2012 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Motor vehicles	¥1,243,443	¥1,245,883	$199,978
Leasehold improvements	2,477,265	2,872,265	461,030
Office equipment	4,994,735	5,850,489	939,068
Communication equipment	61,871	61,871	9,932
Software	902,188	1,799,942	288,911
Total	9,679,502	11,830,450	1,898,919
Less: Accumulated depreciation	(5,748,528)	(7,472,485)	(1,199,417)
Property and equipment, net	¥3,930,974	¥4,357,965	$699,502